Shareholders' Equity - Movements in BSPCE and BSA share warrants (in number of shares issuable upon exercise) (Details) € / shares in Units, € in Thousands			12 Months Ended
	Apr. 16, 2021 € / shares	Mar. 09, 2020 EquityInstruments item € / shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares
BSA 2019 bis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros)		€ 3.68	€ 3.68	€ 3.68	€ 3.68
Outstanding, Beginning balance			10,000	10,000
Issued		10,000			10,000
Outstanding, Ending balance			10,000	10,000	10,000
Number of shares exercisable			10,000	10,000
Number of bonus shares granted | EquityInstruments		10,000
BSA 2019 bis | JPG Healthcare LLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted					10,000
BSA 2019 ter
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros)		€ 3.68	€ 3.68	€ 3.68	€ 3.68
Outstanding, Beginning balance			36,000	36,000
Issued		36,000			36,000
Outstanding, Ending balance			36,000	36,000	36,000
Number of shares exercisable			24,000	12,000
Number of bonus shares granted | EquityInstruments		36,000
BSA 2019 ter | David Nikodem
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted					36,000
BSPCE and BSA share warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Beginning balance			930,800	310,800	274,800
Issued				650,000	46,000
Exercised/Vesting					(10,000)
Forfeited			(124,000)	(30,000)
Outstanding, Ending balance			806,800	930,800	310,800
Number of shares exercisable			298,800	286,800	226,134
Share based payment expense | €			€ 765	€ 859	€ 18
BSPCE plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Beginning balance			608,800	8,800	8,800
Issued				600,000
Forfeited			(120,000)
Outstanding, Ending balance			488,800	608,800	8,800
Number of shares exercisable			8,800	8,800	8,800
Number of share warrants outstanding | shares			480,088	600,088	88
BSPCE - 2013 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros)			€ 0.59	€ 0.59	€ 0.59
Outstanding, Beginning balance			8,800	8,800	8,800
Outstanding, Ending balance			8,800	8,800	8,800
Number of shares exercisable			8,800	8,800	8,800
BSPCE 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros)	€ 11.74		€ 11.74	€ 11.74
Outstanding, Beginning balance			600,000
Issued	600,000			600,000
Forfeited			(120,000)
Outstanding, Ending balance			480,000	600,000
BSPCE 2021 [Member] | Frederic Cren and Pierre Broqua
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted				600,000
BSA plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Beginning balance			322,000	302,000	266,000
Issued				50,000	46,000
Exercised/Vesting					(10,000)
Forfeited			(4,000)	(30,000)
Outstanding, Ending balance			318,000	322,000	302,000
Number of shares exercisable			290,000	278,000	217,334
BSA - 2017 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros)			€ 6.67	€ 6.67	€ 6.67
Outstanding, Beginning balance			130,000	130,000	140,000
Exercised/Vesting					(10,000)
Outstanding, Ending balance			130,000	130,000	130,000
Number of shares exercisable			130,000	130,000	130,000
BSA - 2017 plan | Karen Aach (former administrator)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised/Vesting					(10,000)
BSA - 2018 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros)			€ 6.07	€ 6.07	€ 6.07
Outstanding, Beginning balance			116,000	116,000	116,000
Outstanding, Ending balance			116,000	116,000	116,000
Number of shares exercisable			116,000	116,000	77,334
BSA - 2019 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros)			€ 2.20	€ 2.20	€ 2.20
Outstanding, Beginning balance			10,000	10,000	10,000
Issued | EquityInstruments		46,000
Outstanding, Ending balance			10,000	10,000	10,000
Number of shares exercisable			10,000	10,000	10,000
BSA - Plan 2021-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros)			€ 11.74	€ 11.74
Outstanding, Beginning balance			20,000
Issued				50,000
Forfeited			(4,000)	(30,000)
Outstanding, Ending balance			16,000	20,000
BSA - Plan 2021-1 | ISLS Consulting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited				(30,000)
BSA - Plan 2021-1 | ISLS Consulting and David Nikadem
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted				50,000